Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 36,508
Ending balance	36,164	€ 36,508
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	50,300	55,318
Additions	932
Currency translation adjustments	(1,208)	(4,924)
Divestiture	(2)	(93)
Ending balance	50,022	50,300
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(13,792)	(5,752)
Amortisation charge	(68)	(8,038)
Divestiture	2	(3)
Impairment (non-recurring loss)	0
Ending balance	(13,858)	(13,792)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	914
Ending balance	883	914
Goodwill [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	914	1,040
Currency translation adjustments	(31)	(126)
Ending balance	883	914
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Impairment (non-recurring loss)	0
In-process research and development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	34,854
Ending balance	33,677	34,854
In-process research and development [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	34,854	39,655
Currency translation adjustments	(1,177)	(4,801)
Ending balance	33,677	34,854
In-process research and development [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Impairment (non-recurring loss)	0
Development cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	739
Ending balance	673	739
Development cost [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,084	1,084
Ending balance	1,084	1,084
Development cost [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(345)	(279)
Amortisation charge	(66)	(66)
Impairment (non-recurring loss)	0
Ending balance	(411)	(345)
Patents, licences, trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	876	0
Patents, licences, trademarks [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13,337	13,337
Additions	877
Ending balance	14,214	13,337
Patents, licences, trademarks [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(13,337)	(5,373)
Amortisation charge	(1)	(7,964)
Impairment (non-recurring loss)	0
Ending balance	(13,338)	(13,337)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1
Ending balance	55	1
Software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	111	202
Additions	55
Currency translation adjustments		3
Divestiture	(2)	(93)
Ending balance	164	111
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(110)	(100)
Amortisation charge	0	(7)
Divestiture	2	(3)
Impairment (non-recurring loss)	0
Ending balance	€ (109)	€ (110)